As filed with the Securities and Exchange Commission on April 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	95.4%
	Aerospace/Defense	0.6%
	Northrup Grumman Corp.
$ 1,125,000	7.75%, due 2/15/31		$ 1,316,752

	Agricultural Chemicals	0.5%
	Potash Corporation of Saskatchewan
1,295,000	5.875%, due 12/1/36		1,057,031

	Appliances	0.3%
	Whirlpool Corp.
800,000	5.50%, due 3/1/13		671,894

	Banks	0.6%
	Capital One Financial Corp.
705,000	6.15%, due 9/1/16		511,860
	Sovereign Bank
500,000	5.125%, due 3/15/13		426,912
	Zions Bancorp
500,000	5.50%, 11/16/15		338,613
			1,277,385

	Beverages	0.6%
	Anheuser-Busch Companies, Inc.
1,000,000	5.50%, due 1/15/18		889,021
465,000	6.45%, due 9/1/37		398,042
			1,287,063
	Building Materials	0.5%
	Masco Corp.
1,500,000	5.85%, due 3/15/17		1,003,126

	Chemicals	0.6%
	Dow Chemical Co.
1,100,000	7.375%, due 11/1/29		707,837
	Rohm & Haas Co.
750,000	6.00%, due 9/15/17		619,314
			1,327,151

	Construction	0.6%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16		1,286,780

	Consumer Products	0.9%
	Clorox Co.
1,900,000	5.95%, due 10/15/17		1,872,862

	Diversified Financial Services	0.4%
	Block Financial LLC
1,000,000	7.875%, due 1/15/13		969,906

	Diversified Manufacturing	0.7%
	Ingersoll-Rand Global Holding Company Ltd.
760,000	6.875%, due 8/15/18		703,305
	Tyco Electronics Group SA
615,000	6.00%, due 10/1/12		542,479
	Tyco International Group SA
300,000	6.00%, due 11/15/13		282,407
			1,528,191

	Electric Utilities	12.5%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,547,429
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11		1,090,094
	Constellation Energy Group
700,000	7.00%, due 4/1/12		681,905
	Consumers Energy
2,110,000	5.50%, due 8/15/16		2,008,629
	Dominion Resources, Inc.
2,630,000	5.15%, due 7/15/15		2,497,251
	DTE Energy Co.
2,360,000	7.05%, due 6/1/11		2,383,265
	Duke Energy Corp.
1,100,000	6.30%, due 2/1/14		1,143,994
	Exelon Corp.
1,600,000	6.75%, due 5/1/11		1,600,978
650,000	5.625%, due 6/15/35		459,358
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11		1,074,527
525,000	7.375%, due 11/15/31		449,205
	Indiana Michigan Power
900,000	6.05%, due 3/15/37		756,278
	MidAmerican Energy Holdings Co.
2,485,000	6.125%, due 4/1/36		2,304,472
	Nevada Power Co.
1,005,000	6.50%, due 8/1/18		953,102
	NiSource Finance Corp.
1,280,000	5.40%, due 7/15/14		1,006,144
	Oncor Electric Delivery
725,000	7.00%, due 5/1/32		669,711
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11		1,148,129
	Progress Energy, Inc.
1,716,000	7.10%, due 3/1/11		1,763,444
	PSEG Power, LLC
2,100,000	7.75%, due 4/15/11		2,183,853
	Puget Sound Energy, Inc.
2,075,000	6.274%, due 3/15/37		1,655,765
			27,377,533

	Electronic Parts	0.7%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14		1,545,176

	Finance	1.2%
	American General Finance Corp.
2,100,000	6.90%, due 12/15/17		835,976
	SLM Corp.
965,000	5.375%, due 5/15/14		562,677
2,000,000	8.45%, due 6/15/18		1,301,778
			2,700,431

	Finance - Commercial	1.1%
	CIT Group, Inc.
3,200,000	7.625%, due 11/30/12		2,509,056

	Finance - Leasing	1.5%
	International Lease Finance Corp.
4,700,000	5.75%, due 6/15/11		3,262,350

	Food	5.9%
	ConAgra Foods, Inc.
500,000	7.875%, due 9/15/10		528,777
	General Mills, Inc.
1,290,000	6.00%, due 2/15/12		1,355,517
	H.J. Heinz Finance Co.
675,000	6.625%, due 7/15/11		709,323
	Kraft Foods, Inc.
1,665,000	6.25%, due 6/1/12		1,762,742
2,015,000	6.50%, due 8/11/17		2,054,800
1,100,000	6.875%, due 2/1/38		1,094,433
	Kroger Co.
1,150,000	6.20%, due 6/15/12		1,199,168
550,000	6.15%, due 1/15/20		542,891
	Safeway, Inc.
950,000	6.50%, due 3/1/11		994,708
945,000	6.35%, due 8/15/17		962,603
	Sara Lee Corp.
1,000,000	3.875%, due 6/15/13		936,788
	Yum! Brands, Inc.
835,000	6.25%, due 3/15/18		761,512
			12,903,262

	Forest Products & Paper	1.0%
	International Paper Co.
2,405,000	7.95%, due 6/15/18		1,900,111
	Weyerhaeuser Co.
425,000	7.375%, due 3/15/32		282,788
			2,182,899

	Health Care	1.9%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12		1,607,494
	Humana Inc.
780,000	7.20%, due 6/15/18		676,641
	McKesson Corp.
1,800,000	5.25%, due 3/1/13		1,779,943
			4,064,078

	Hotels	0.7%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13		1,626,261

	Insurance	1.1%
	CIGNA Corp.
900,000	6.35%, due 3/15/18		790,593
	Marsh & McLennan Cos., Inc.
1,030,000	5.75%, due 9/15/15		879,360
	MetLife, Inc.
935,000	6.40%, due 12/15/36		504,264
	Willis North America Inc.
500,000	6.20%, due 3/28/17		342,999
			2,517,216

	Media	9.2%
	Comcast Corp.
2,300,000	6.50%, due 1/15/17		2,238,118
2,300,000	7.05%, due 3/15/33		2,139,718
	Cox Communications, Inc.
2,140,000	7.125%, due 10/1/12		2,123,989
	News America, Inc.
3,070,000	6.20%, due 12/15/34		2,339,285
	Time Warner Entertainment Company, L.P.
2,250,000	8.875%, due 10/1/12		2,283,471
1,160,000	8.375%, due 7/15/33		1,112,881
	Time Warner, Inc.
1,480,000	9.125%, due 1/15/13		1,548,543
3,200,000	7.625%, due 4/15/31		3,010,032
	Viacom, Inc.
1,480,000	7.70%, due 7/30/10		1,469,195
1,130,000	6.25%, due 4/30/16		962,188
405,000	7.875%, due 7/30/30		262,600
1,055,000	6.875%, due 4/30/36		784,359
			20,274,379

	Medical	0.4%
	Cardinal Health, Inc.
900,000	6.75%, due 2/15/11		913,783

	Metals	0.8%
	Alcoa Inc.
1,410,000	5.55%, due 2/1/17		913,844
1,280,000	5.95%, due 2/1/37		747,980
			1,661,824

	Mining	3.0%
	Freeport-McMoran C&G
2,555,000	8.375%, due 4/1/17		2,206,746
	Rio Tinto Finance USA, Ltd.
1,700,000	6.50%, due 7/15/18		1,504,473
625,000	7.125%, due 7/15/28		514,444
	Vale Overseas Limited
1,370,000	6.25%, due 1/23/17		1,325,423
1,150,000	6.875%, due 11/21/36		996,590
			6,547,676

	Office Equipment	0.7%
	Xerox Corp.
1,850,000	6.40%, due 3/15/16		1,569,990

	Oil & Gas	11.1%
	Anadarko Petroleum Corp.
1,770,000	5.95%, due 9/15/16		1,577,847
1,045,000	6.45%, due 9/15/36		800,180
	Canadian Natural Resources
985,000	6.00%, due 8/15/16		893,027
1,105,000	6.50%, due 2/15/37		858,862
	Devon Energy Corp.
625,000	7.95%, due 4/15/32		658,775
	Devon Financing Corp., U.L.C.
739,000	6.875%, due 9/30/11		778,183
	Encana Corp.
890,000	6.50%, due 8/15/34		716,566
	Encana Holdings Financial Corp.
665,000	5.80%, due 5/1/14		646,191
	Energy Transfer Partners
1,285,000	5.95%, due 2/1/15		1,153,566
	Enterprise Products
770,000	5.60%, due 10/15/14		715,830
400,000	6.65%, due 10/15/34		333,811
	Hess Corp.
635,000	6.65%, due 8/15/11		646,217
610,000	7.875%, due 10/1/29		578,541
	Kinder Morgan Energy Partners
1,125,000	5.125%, due 11/15/14		1,061,665
1,200,000	5.80%, due 3/15/35		960,510
	Marathon Oil Corp.
675,000	5.90%, due 3/15/18		610,585
530,000	6.60%, due 10/1/37		424,583
	Nexen, Inc.
695,000	6.40%, due 5/15/37		491,757
	Pemex Master Trust
900,000	9.125%, due 10/13/10		951,750
1,205,000	6.625%, due 6/15/35		856,643
	Petro-Canada
751,000	5.95%, due 5/15/35		507,493
	Petrobras International Finance Co.
1,990,000	5.875%, due 3/1/18		1,756,452
	Talisman Energy
755,000	6.25%, due 2/1/38		516,976
	Transocean Inc.
1,670,000	6.00%, due 3/15/18		1,578,955
500,000	6.80%, due 3/15/38		458,271
	Valero Energy Corp.
500,000	6.875%, due 4/15/12		505,860
695,000	6.625%, due 6/15/37		532,075
	Weatherford International Ltd.
1,020,000	6.50%, due 8/1/36		705,973
	XTO Energy, Inc.
1,300,000	5.00%, due 1/31/15		1,208,316
975,000	6.375%, due 6/15/38		826,923
			24,312,383

	Pharmacueticals	0.5%
	Schering-Plough Corp.
1,150,000	6.55%, due 9/15/37		1,141,159

	Pipelines	2.9%
	ONEOK, Inc.
2,600,000	5.20%, due 6/15/15		2,243,602
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		341,265
	Tennessee Gas Pipeline
800,000	7.50%, due 4/1/17		755,953
665,000	7.00%, due 10/15/28		550,151
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		933,287
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11		487,772
1,100,000	8.75%, due 3/15/32		1,030,933
			6,342,963

	Real Estate Investment Trusts	1.9%
	Avalonbay Communities
460,000	5.50%, due 1/15/12		428,882
	Boston Properties, LP
455,000	6.25%, due 1/15/13		394,891
	Camden Property Trust
550,000	5.70%, due 5/15/17		410,272
	ERP Operating LP
1,000,000	5.25%, due 9/15/14		843,472
	Health Care Properties
1,200,000	6.00%, due 1/30/17		811,468
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14		546,913
	Hospitality Properties Trust
250,000	5.625%, due 3/15/17		139,372
	ProLogis
1,065,000	5.75%, due 4/1/16		603,081
			4,178,351

	Retail	3.8%
	CVS/Caremark Corp.
2,325,000	5.75%, due 6/1/17		2,271,913
	Home Depot, Inc.
1,950,000	5.25%, due 12/16/13		1,892,530
780,000	5.875%, due 12/16/36		568,932
	J.C. Penney Co., Inc.
1,000,000	5.75%, due 2/15/18		703,737
760,000	6.375%, due 10/15/36		468,855
	Macy's Retail Holdings, Inc.
1,970,000	5.35%, due 3/15/12		1,486,724
910,000	6.375%, due 3/15/37		500,734
	Staples, Inc.
450,000	9.75%, due 1/15/14		472,580
			8,366,005

	Sovereign	11.0%
	Federal Republic of Brazil
2,200,000	11.00%, due 1/11/12		2,585,000
3,105,000	6.00%, due 1/17/17		3,019,612
5,580,000	7.125%, due 1/20/37		5,510,250
	Republic of Peru
825,000	8.375%, due 5/3/16		924,000
1,285,000	6.55%, due 3/14/37		1,178,987
	United Mexican States
5,900,000	5.875%, due 1/15/14		6,018,000
2,200,000	5.625%, due 1/15/17		2,132,900
3,058,000	6.75%, due 9/27/34		2,853,114
			24,221,863

	Steel Producers	0.5%
	U.S. Steel Corp.
1,340,000	7.00%, due 2/1/18		1,005,758

	Technology	0.3%
	Motorola, Inc.
500,000	8.00%, due 11/1/11		450,138
500,000	6.625%, due 11/15/37		293,145
			743,283

	Telecommunications	9.3%
	AT&T Broadband Corp.
3,260,000	8.375%, due 3/15/13		3,480,591
	British Telecom PLC
1,465,000	8.125%, due 12/15/10		1,527,224
1,250,000	8.625%, due 12/15/30		1,194,752
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,447,217
	Deutsche Telekom International Finance
1,500,000	5.75%, due 3/23/16		1,474,581
1,810,000	8.25%, due 6/15/30		2,063,125
	Embarq Corp.
1,230,000	7.082%, due 6/1/16		1,108,514
600,000	7.995%, due 6/1/36		469,091
	Koninklijke KPN NV
940,000	8.00%, 10/1/10		982,684
	Qwest Corp.
1,825,000	8.875%, due 3/15/12		1,806,750
600,000	6.875%, due 9/15/33		405,000
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14		1,018,504
	Telecom Italia Capital
2,675,000	5.25%, due 11/15/13		2,404,718
1,325,000	6.375%, due 11/15/33		991,586
			20,374,337

	Textiles	0.1%
	Mohawk Industries Inc.
350,000	6.125%, due 1/15/16		260,991

	Tobacco	1.5%
	Altria Group, Inc.
1,420,000	9.70%, due 11/10/18		1,489,079
325,000	9.95%, due 11/10/38		325,372
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17		1,522,492
			3,336,943

	Transportation	2.8%
	Burlington Northern Santa Fe
770,000	6.75%, due 7/15/11		814,666
1,250,000	6.15%, due 5/1/37		1,149,284
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,127,393
845,000	7.95%, due 5/1/27		794,456
	Norfolk Southern Corp.
1,015,000	7.05%, due 5/1/37		1,038,771
	Union Pacific Corp.
1,275,000	6.15%, due 5/1/37		1,148,806
			6,073,376

	Utilities - Natural Gas	0.8%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,811,628

	Waste Disposal	0.9%
	Allied Waste North America, Inc.
1,600,000	6.875%, due 6/1/17		1,522,339
	Waste Management, Inc.
565,000	7.75%, due 5/15/32		508,916
			2,031,255

	Total Corporate Bonds & Notes (cost $231,046,895)		209,454,350

	U.S. GOVERNMENT INSTRUMENTALITIES	1.6%
	U.S. Treasury Notes	1.6%
	U.S. Treasury Note
500,000	4.625%, due 7/31/12		551,016
2,175,000	1.50%, due 12/31/13		2,130,652
850,000	3.75%, due 11/15/18		900,934
			3,582,602

	Total U.S. Government Instrumentalities (cost $3,629,916)		3,582,602
Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	0.3%
616,130	AIM STIT - Treasury Portfolio		616,130

	Total Short-Term Investments (cost $616,130)		616,130

	Total Investments (cost $235,292,941)	97.3%	213,653,082
	Other Assets less Liabilities	2.7%	6,010,924
	TOTAL NET ASSETS	100.0%	$ 219,664,006

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$235,443,705

Gross unrealized appreciation	$1,194,632
Gross unrealized depreciation	(22,985,255)
Net unrealized depreciation	$(21,790,623)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$213,653,082	$616,130	$213,036,952	$ —
Total	$213,653,082	$616,130	$213,036,952	$ —

PIA MBS BOND FUND
Schedule of Investments - February 28, 2009 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	97.6%
	U.S. Government Agencies	97.6%
	FHLMC Pool
$ 281,574	4.50%, due 5/1/20, #G18052		$ 287,235
315,836	4.50%, due 3/1/21, #G18119		321,823
299,754	5.00%, due 3/1/21, #G18105		308,965
355,886	4.50%, due 5/1/21, #J01723		362,632
285,924	6.00%, due 6/1/21, #G18124		299,392
808,508	4.50%, due 9/1/21, #G12378		824,762
402,202	5.00%, due 11/1/21, #G18160		414,561
280,165	5.00%, due 2/1/22, #G12522		288,774
443,206	5.00%, due 2/1/22, #J04411		456,662
965,797	5.50%, due 3/1/22, #G12577		1,004,228
471,414	5.00%, due 7/1/22, #J05243		485,727
34,571	5.50%, due 5/1/35, #B31639		35,485
1,166,232	5.00%, due 8/1/35, #A36351		1,187,019
999,603	5.00%, due 10/1/35, #G01940		1,017,420
947,285	6.00%, due 1/1/36, #A42208		982,639
99,792	7.00%, due 1/1/36, #G02048		105,827
1,576,713	5.50%, due 2/1/36, #G02031		1,618,418
622,191	7.00%, due 8/1/36, #G08148		659,797
881,647	6.50%, due 9/1/36, #A54908		923,446
807,816	6.50%, due 11/1/36, #A54094		846,115
996,487	5.50%, due 2/1/37, #A57840		1,021,755
2,646,080	5.00%, due 5/1/37, #A60268		2,690,200
1,287,509	5.00%, due 6/1/37, #G03094		1,308,977
3,408,715	5.50%, due 6/1/37, #A61982		3,494,959
3,231,641	6.00%, due 6/1/37, #A62176		3,349,726
3,312,568	6.00%, due 6/1/37, #A62444		3,433,609
504,923	5.00%, due 7/1/37, #A63187		513,342
2,652,771	5.50%, due 8/1/37, #G03156		2,719,888
393,797	6.50%, due 8/1/37, #A70413		412,446
61,873	7.00%, due 8/1/37, #A70079		65,612
748,054	7.00%, due 9/1/37, #A65171		788,023
104,710	7.00%, due 9/1/37, #A65335		110,305
64,369	7.00%, due 9/1/37, #A65670		67,808
562,407	7.00%, due 9/1/37, #A65780		592,458
51,314	7.00%, due 9/1/37, #A65941		54,055
26,849	7.00%, due 9/1/37, #A66041		28,284
677,123	7.00%, due 9/1/37, #G03207		718,049
384,976	6.50%, due 11/1/37, #A68726		403,206
973,338	5.50%, due 4/1/38, #G04121		997,964
577,917	5.50%, due 5/1/38, #A77265		592,538
989,758	5.50%, due 5/1/38, #G04215		1,014,800
962,117	5.00%, due 10/1/38, #G08306		978,159
	FNMA Pool
285,771	4.50%, due 10/1/20, #842732		291,695
500,257	4.50%, due 12/1/20, #813954		510,627
267,437	4.50%, due 2/1/21, #845437		272,981
397,683	5.00%, due 2/1/21, #865191		410,090
209,515	5.00%, due 5/1/21, #879112		215,888
598,559	4.50%, due 7/1/21, #845515		610,278
331,043	5.50%, due 10/1/21, #905090		343,802
390,222	5.00%, due 2/1/22, #900946		402,091
579,082	6.00%, due 2/1/22, #912522		605,563
853,096	5.00%, due 6/1/22, #937709		878,730
443,566	5.00%, due 7/1/22, #938033		456,894
376,931	5.00%, due 7/1/22, #944887		388,257
873,627	5.50%, due 7/1/22, #905040		907,249
14,650	7.00%, due 8/1/32, #650101		15,662
275,314	7.00%, due 6/1/35, #821610		291,616
135,443	7.00%, due 7/1/35, #826251		143,463
203,323	7.00%, due 9/1/35, #842290		215,362
90,460	4.50%, due 11/1/35, #256032		90,798
249,439	5.00%, due 12/1/35, #852482		254,384
543,953	5.00%, due 1/1/36, #866592		554,735
65,231	7.00%, due 2/1/36, #865190		69,094
139,242	7.00%, due 4/1/36, #887709		147,380
2,683,462	5.00%, due 5/1/36, #745515		2,736,652
559,275	5.00%, due 5/1/36, #867439		569,837
210,816	6.50%, due 7/1/36, #897100		220,810
289,085	7.00%, due 7/1/36, #887793		305,981
725,984	6.00%, due 8/1/36, #892925		751,312
1,621,479	6.50%, due 8/1/36, #878187		1,698,355
686,471	5.00%, due 9/1/36, #893621		699,434
584,594	7.00%, due 9/1/36, #900964		618,759
828,956	5.50%, due 10/1/36, #831845		850,364
762,564	5.50%, due 10/1/36, #893087		782,258
1,011,066	6.00%, due 10/1/36, #897174		1,046,340
912,009	5.50%, due 12/1/36, #256513		935,563
9,473	6.50%, due 12/1/36, #920162		9,922
320,753	7.00%, due 1/1/37, #256567		339,499
544,833	5.00%, due 2/1/37, #908612		555,006
1,612,287	5.50%, due 2/1/37, #256597		1,653,926
777,587	6.00%, due 2/1/37, #909357		804,065
35,018	7.00%, due 2/1/37, #915904		37,064
993,224	5.50%, due 3/1/37, #256636		1,018,664
937,327	6.50%, due 5/1/37, #917052		981,713
1,146,553	5.00%, due 6/1/37, #939485		1,167,961
4,416,806	5.50%, due 6/1/37, #918554		4,529,936
859,416	5.50%, due 6/1/37, #918705		881,429
3,823,547	6.00%, due 6/1/37, #888413		3,953,742
2,754,206	6.00%, due 6/1/37, #917129		2,847,989
591,287	7.00%, due 6/1/37, #256774		625,091
226,298	7.00%, due 6/1/37, #940234		239,235
927,472	5.00%, due 7/1/37, #939544		944,789
2,500,323	5.00%, due 7/1/37, #944534		2,547,990
812,860	6.50%, due 9/1/37, #946585		851,352
873,514	5.50%, due 10/1/37, #954939		895,887
1,213,560	6.00%, due 12/1/37, #965488		1,254,882
3,141,568	5.50%, due 2/1/38, #961691		3,222,034
1,198,960	6.00%, due 6/1/38, #984764		1,239,786
	FNMA TBA (a)
1,000,000	5.00%, due 3/15/39		1,017,344
	GNMA Pool
62,051	7.00%, due 9/15/35, #647831		66,350
278,497	5.00%, due 10/15/35, #642220		285,077
225,527	5.00%, due 11/15/35, #550718		230,855
198,906	5.50%, due 11/15/35, #650091		204,836
157,287	5.50%, due 12/15/35, #646307		161,976
295,581	5.50%, due 4/15/36, #652534		304,346
390,046	6.50%, due 6/15/36, #652593		407,344
310,654	5.50%, due 7/15/36, #608993		319,866
852,927	6.50%, due 10/15/36, #646564		890,752
777,070	6.00%, due 11/15/36, #617294		805,033
692,302	6.50%, due 12/15/36, #618753		723,004
1,135,992	5.50%, due 2/15/37, #658419		1,169,500
1,801,883	6.00%, due 4/15/37, #668411		1,866,442
1,712,000	5.00%, due 8/15/37, #671463		1,751,381
1,233,039	6.00%, due 10/15/37, #664379		1,277,218
923,265	5.50%, due 8/15/38, #677224		950,355
934,363	5.50%, due 8/15/38, #691314		961,778
			101,074,813

	Total Mortgage-Backed Securities (cost $96,707,490)		101,074,813

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	3.0%
3,101,854	Fidelity Institutional Money Market Government Portfolio - Class I		3,101,854

	Total Short-Term Investments (cost $3,101,854)		3,101,854

	Total Investments (cost $99,809,344)	100.6%	104,176,667
	Liabilities less Other Assets	(0.6)%	(653,230)
	TOTAL NET ASSETS	100.0%	$ 103,523,437

(a) Security purchased on a when-issued basis. As of February 28, 2009, the total cost of investments purchased on a when-issued basis was $986,736 or 1.0% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$99,809,344

Gross unrealized appreciation	$4,367,3233
Gross unrealized depreciation	—
Net unrealized appreciation	$4,367,323

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end.  For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$104,176,667	$3,101,854	$101,074,813	$ —
Total	$104,176,667	$3,101,854	$101,074,813	$ —

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 28, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	36.0%
	Aerospace/Defense	0.4%
	United Technologies Corp.
$ 100,000	4.375%, due 5/1/10		$ 102,138

	Agriculture	0.5%
	Archer-Daniels-Midland Co.
150,000	5.375%, due 9/15/35		128,707

	Auto Manufacturers	0.4%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11		95,232

	Banks	15.7%
	Bank of America Corp.
125,000	5.125%, due 11/15/14		105,671
	Citigroup, Inc. FDIC TLGP
600,000	2.875%, due 12/9/11		613,061
	JPMorgan Chase & Co. FDIC TLGP
600,000	3.125%, due 12/1/11		617,769
	PNC Funding Corp. FDIC TLGP
700,000	1.875%, due 6/22/11		700,458
	Regions Bank FDIC TLGP
600,000	2.75%, due 12/10/10		612,375
	Sovereign Bank FDIC TLGP
600,000	2.75%, due 1/17/12		607,345
	Suntrust Bank FDIC TLGP
600,000	3.00%, due 11/16/11		613,505
	Wells Fargo & Co.
100,000	4.375%, due 1/31/13		94,715
			3,964,899

	Beverages	2.0%
	Anheuser-Busch Companies, Inc.
200,000	6.45%, due 9/1/37		171,201
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15		195,889
	Constellation Brands, Inc.
125,000	8.375%, due 12/15/14		126,562
			493,652

	Brokers	0.7%
	Goldman Sachs Group Inc.
100,000	6.15%, due 4/1/18		91,018
	Morgan Stanley
100,000	6.625%, due 4/1/18		92,493
			183,511

	Chemicals	0.6%
	E.I. Du Pont De Nemours & Co.
150,000	5.75%, due 3/15/19		142,689

	Consumer Products	0.4%
	Clorox Co.
100,000	5.00%, due 1/15/15		97,459

	Diversified Financial Services	0.4%
	General Electric Capital Corp.
100,000	5.00%, due 1/8/16		90,856

	Electric Utilities	0.9%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		94,952
	Duke Energy Carolinas
150,000	6.10%, due 6/1/37		145,854
			240,806

	Finance Companies	0.4%
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		99,189

	Finance Credit Cards	2.4%
	American Express Bank FSB FDIC TLGP
600,000	3.15%, due 12/9/11		616,004

	Food	1.9%
	ConAgra Foods, Inc.
125,000	6.75%, due 9/15/11		131,640
	Kraft Foods, Inc.
200,000	6.875%, due 2/1/38		198,988
	Kroger Co.
150,000	6.90%, due 4/15/38		152,547
			483,175

	Insurance	0.5%
	American International Group, Inc.
75,000	4.25%, due 5/15/13		42,792
	MetLife, Inc.
100,000	5.00%, due 6/15/15		92,944
			135,736

	Media	1.3%
	News America, Inc.
100,000	5.30%, 12/15/14		94,293
	Time Warner, Inc.
150,000	7.70%, due 5/1/32		142,103
	Viacom, Inc.
100,000	6.25%, due 4/30/16		85,149
			321,545

	Medical/Drugs	1.9%
150,000	Amgen, Inc.
	6.40%, due 2/1/39		145,419
	AstraZeneca PLC
100,000	5.40%, due 9/15/12		106,631
	GlaxoSmithKline
100,000	5.65%, due 5/15/18		103,137
	Wyeth
125,000	5.45%, due 4/1/17		127,571
			482,758

	Medical Instruments	0.5%
	Boston Scientific Corp.
125,000	5.45%, due 6/15/14		118,437

	Mining	1.2%
	Freeport-McMoran Copper & Gold
150,000	8.375%, due 4/1/17		129,554
	Rio Tinto Finance USA Ltd.
200,000	6.50%, due 7/15/18		176,997
			306,551

	Oil & Gas	1.5%
	Chesapeake Energy Corp.
150,000	7.625%, due 7/15/13		135,750
	Devon Energy Corp.
150,000	6.30%, due 1/15/19		147,128
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		106,989
			389,867

	Retail	0.8%
	CVS Caremark, Corp.
100,000	5.75%, due 6/1/17		97,717
	Target Corp.
100,000	7.00%, due 7/15/31		93,556
			191,273

	Telecommunications	1.2%
	BellSouth Corp.
100,000	6.00%, due 10/15/11		104,374
	Sprint Capital Corp.
120,000	8.375%, due 3/15/12		97,261
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		103,079
			304,714

	Transportation	0.4%
	Union Pacific Corp.
100,000	5.65%, due 5/1/17		94,729

	Total Corporate Bonds & Notes (cost $9,154,231)		9,083,927

	MORTGAGE-BACKED SECURITIES	35.1%
	U.S. Government Agencies	35.1%
	FHLMC Pool
3,600,000	4.50%, due 2/1/24, #J09311		3,667,875
1,175,361	4.00%, due 6/1/18, #E01401		1,185,650
	FNMA Pool
1,462,281	5.00%, due 9/1/23, #990959		1,506,220
1,980,172	4.50%, due 12/1/23, #AA1042		2,018,942
	GNMA Pool
465,503	5.00%, due 2/15/22, #618803		485,746
			8,864,433

	Total Mortgage-Backed Securities (cost $8,756,239)		8,864,433

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	20.5%
	U.S. Government Agencies	17.0%
	FFCB
500,000	4.875%, due 2/18/11		531,184
	FHLB
700,000	3.625%, due 5/29/13		730,579
	FHLMC
1,575,000	4.125%, due 9/27/13		1,681,202
150,000	6.25%, due 7/15/32		190,025
	FNMA
1,100,000	3.875%, due 7/12/13		1,163,886
			4,296,876

	U.S. Treasury Bond (TIPS)	3.5%
	U.S. Treasury Bond (TIPS)
779,874	3.625%, due 4/15/28		892,224

	Total U.S. Government Agencies and
	Instrumentalities (cost $4,959,399)		5,189,100

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a)(b) (cost $0)		—

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	21.0%
2,388,596	AIM STIT - Treasury Portfolio		2,388,596
2,461,362	Fidelity Institutional Money Market Government Portfolio - Class I		2,461,362
	Rabobank USA Commercial Paper
$ 460,000	0.157%, due 3/2/09		459,998

	Total Short-Term Investments (cost $5,309,956)		5,309,956

	Total Investments (cost $28,179,825)	112.6%	28,447,416
	Liabilities less Other Assets	(12.6)%	(3,188,495)
	TOTAL NET ASSETS	100.0%	$ 25,258,921

(a) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2009, the security had a cost and value of $0 (0.0% of total net assets).
(b) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

FDIC - Federal Deposit Insurance Corporation Guaranteed
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TIPS - Treasury Inflation Protected Securities
TLGP - Temporary Liquidity Guarantee Program

Schedule of Open Futures Contracts
Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 10 Year Note Futures	(13)	$ (1,560,406)	June 2009	$ 2,382

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$28,226,135

Gross unrealized appreciation	$481,894
Gross unrealized depreciation	(260,613)
Net unrealized appreciation	$221,281

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$28,447,416	$4,849,958	$23,597,458	$ —
Other Financial Instruments*	2,382	2,382	—	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include futures, which are valued at the unrealized appreciation/(depreciation) on the instrument.

FAS 161 - Fair Value of Derivative Instruments as of February 28, 2009

Asset Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value
Interest rate contracts	Receivables, Net Assets – Unrealized Appreciation	$2,382*

*Includes appreciation of futures contracts as reported in the Schedule of Open Futures Contracts shown above.

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	4.1%
	Banks	0.3%
	JP Morgan Chase & Co.
$ 250,000	5.60%, due 6/1/11		$ 255,000

	Beverages	0.3%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10		253,249

	Communications	0.7%
	AT&T Wireless Services, Inc.
250,000	7.875%, due 3/1/11		267,314
	Verizon Global Funding Corp.
250,000	7.25%, due 12/1/10		264,109
			531,423

	Medical-Drugs	1.0%
	Abbott Laboratories
250,000	5.60%, due 5/15/11		267,058
	American Home Products Corp.
250,000	6.95%, due 3/15/11		266,160
	Merck & Co., Inc.
250,000	5.125%, 11/15/11		268,941
			802,159

	Networking Products	0.4%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11		264,447

	Oil & Gas	0.7%
	Conoco Funding Co.
250,000	6.35%, due 10/15/11		269,398
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12		267,472
			536,870

	Software	0.3%
	Oracle Corp.
250,000	5.00%, due 1/15/11		261,984

	Retail	0.4%
	Target Corp.
250,000	7.50%, due 8/15/10		266,458

	Total Corporate Bonds & Notes (cost $3,197,093)		3,171,590

	MORTGAGE-BACKED SECURITIES	24.8%
	U.S. Government Agencies	24.8%
	FHLMC ARM Pool (a)
35,638	5.04%, due 8/1/15, #755204		36,263
29,536	4.868%, due 2/1/22, #845113		29,929
68,646	5.75%, due 10/1/22, #635206		69,636
19,204	5.073%, due 6/1/23, #845755		19,390
15,160	5.033%, due 2/1/24, #609231		15,307
611,249	4.808%, due 1/1/25, #785726		617,766
44,827	5.445%, due 1/1/33, #1B0668		45,967
1,707,901	4.392%, due 10/1/34, #782784		1,710,375
	FNMA ARM Pool (a)
46,935	5.878%, due 7/1/25, #555206		47,530
405,020	5.462%, due 7/1/27, #424953		407,838
126,456	4.84%, due 3/1/28, #556438		126,932
194,747	5.079%, due 6/1/29, #508399		197,042
404,267	5.593%, due 4/1/30, #562912		413,983
117,207	5.155%, due 8/1/30, #556824		118,981
164,145	4.374%, due 10/1/30, #670317		163,240
16,510	5.152%, due 7/1/31, #592745		16,830
119,005	5.067%, due 9/1/31, #597196		121,403
34,914	4.902%, due 11/1/31, #610547		35,185
6,805	5.125%, due 4/1/32, #629098		6,951
1,529,794	4.952%, due 10/1/34, #795136		1,553,628
1,349,998	4.447%, due 1/1/35, #805391		1,361,231
826,434	5.08%, due 10/1/35, #846171		837,474
1,874,453	4.957%, due 1/1/36, #849264		1,907,638
2,211,995	5.244%, due 3/1/37, #907868		2,246,400
1,364,300	5.558%, due 8/1/37,#949772		1,389,549
1,264,814	5.834%, due 10/1/37, #955963		1,296,093
1,299,890	5.79%, due 11/1/37, #953653		1,334,780
1,347,867	6.145%, due 11/1/37, #948183		1,364,534
	FNMA Pool
17,404	11.00%, due 1/1/13, #415842		18,696
	GNMA II ARM Pool (a)
18,995	4.125%, due 11/20/21, #8871		19,151
119,106	4.125%, due 10/20/22, #8062		119,845
259,213	4.125%, due 11/20/26, #80011		260,442
55,368	4.125%, due 11/20/26, #80013		55,734
30,740	4.125%, due 12/20/26, #80021		30,875
15,723	5.375%, due 1/20/27, #80029		15,900
256,339	4.625%, due 7/20/27, #80094		256,660
370,333	4.625%, due 8/20/27, #80104		370,649
16,023	4.125%, due 10/20/27, #80122		16,095
137,207	5.375%, due 1/20/28, #80154		138,767
269,285	4.125%, due 10/20/29, #80331		270,507
57,212	4.125%, due 11/20/29, #80344		57,448
			19,122,644

	Total Mortgage-Backed Securities (cost $19,034,564)		19,122,644

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	43.2%
	U.S. Government Agencies	22.0%
	FHLB
5,500,000	3.875%, due 1/15/10		5,633,600
3,000,000	2.375%, due 4/30/10		3,037,248
500,000	2.75%, due 6/18/10		508,659
	FHLMC
750,000	4.75%, due 3/5/09		750,248
4,500,000	3.375%, due 4/15/09		4,513,910
	FNMA
2,500,000	3.875%, due 12/10/09		2,556,635
			17,000,300

	U.S. Treasury Notes	21.2%
	U.S. Treasury Note
2,100,000	4.50%, due 3/31/09		2,107,711
2,000,000	4.50%, due 4/30/09		2,014,298
2,600,000	4.625%, due 7/31/09		2,645,807
4,600,000	4.875%, due 8/15/09		4,692,722
2,100,000	4.00%, due 9/30/09		2,142,002
2,700,000	3.125%, due 11/30/09		2,749,256
			16,351,796

	Total U.S. Government Agencies and
	Instrumentalities (cost $33,014,011)		33,352,096

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	30.3%
6,374,052	Fidelity Institutional Money Market Government Portfolio - Class I		6,374,052
	FHLB Discount Note
$ 2,500,000	0.191%, due 3/17/09		2,499,788
5,000,000	0.772%, due 12/21/09		4,968,355
3,000,000	0.989%, due 2/19/10		2,970,750
	FHLMC Discount Note
5,000,000	0.362%, due 7/6/09		4,993,615
	FNMA Discount Note
1,600,000	0.672%, due 11/2/09		1,592,649
	Total Short-Term Investments (cost $23,371,524)		23,399,209

	Total Investments (cost $78,617,192)	102.4%	79,045,539
	Liabilities less Other Assets	(2.4)%	(1,870,710)
	TOTAL NET ASSETS	100.0%	$ 77,174,829

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2009.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$78,617,192

Gross unrealized appreciation	$538,322
Gross unrealized depreciation	(109,975)
Net unrealized appreciation	$428,347

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$79,045,539	$6,374,052	$72,671,487	$ —
Total	$79,045,539	$6,374,052	$72,671,487	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    4/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    4/20/09

By (Signature and Title)    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    4/20/09